Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,606,343.50
Total Fee Amount	1,740.94
Total Offset Amount	0.00
Net Fee	$ 1,740.94
Offering Table N/A
Offset Table N/A	N/A